Schedule of Valuation Activity for the Embedded Conversion Feature Liability (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying amount at end of year	$ 1,452,838		$ 1,452,838		$ 1,147,895	$ 1,644,200
Change in fair value of embedded derivative liabilities		$ 2,922,000		$ 4,543,000	2,571,004	(5,040,000)
Embedded Conversion Feature Liability [Member] | 12% Convertible Debentures [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying amount at end of year						13,501,000	$ 7,387,000
Recognition of embedded derivative liabilities (conversion feature, buy-in feature, and default remedy feature): Issuance date of March 18, 2019						822,000
Recognition of embedded derivative liabilities (conversion feature, buy-in feature, and default remedy feature): Issuance date of March 27, 2019						188,000
Recognition of embedded derivative liabilities (conversion feature, buy-in feature, and default remedy feature): Issuance date of April 8, 2019						64,000
Change in fair value of embedded derivative liabilities					(2,571,004)	5,040,000
Fair value of embedded derivative liabilities recorded within additional paid-capital upon conversion of 12% convertible debentures					$ (10,929,996)